Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2025 Fund
December 31, 2025
AFF25-NPRT3-0226
1.811335.121
Bond Funds - 44.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,882,961	18,528,336
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	25,009,213	189,569,835
Fidelity Series Emerging Markets Debt Fund (b)	1,184,397	10,102,911
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	332,815	3,175,052
Fidelity Series Floating Rate High Income Fund (b)	186,128	1,637,924
Fidelity Series High Income Fund (b)	1,187,246	10,578,364
Fidelity Series International Credit Fund (b)	224,992	1,901,183
Fidelity Series International Developed Markets Bond Index Fund (b)	11,442,139	97,029,342
Fidelity Series Investment Grade Bond Fund (b)	48,862,179	497,905,601
Fidelity Series Long-Term Treasury Bond Index Fund (b)	13,397,429	72,212,140
Fidelity Series Real Estate Income Fund (b)	186,256	1,883,046
TOTAL BOND FUNDS (Cost $1,015,588,362)		904,523,734

Domestic Equity Funds - 31.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	5,885,642	94,170,272
Fidelity Advisor Series Growth Opportunities Fund (b)	3,777,816	66,376,233
Fidelity Series All-Sector Equity Fund (b)	3,147,709	43,816,103
Fidelity Series Commodity Strategy Fund (b)	142,711	13,807,249
Fidelity Series Intrinsic Opportunities Fund (b)	1,367,635	14,537,959
Fidelity Series Large Cap Stock Fund (b)	4,799,471	128,145,871
Fidelity Series Large Cap Value Index Fund (b)	674,383	12,293,996
Fidelity Series Opportunistic Insights Fund (b)	3,175,170	80,998,596
Fidelity Series Small Cap Core Fund (b)	249,276	3,370,206
Fidelity Series Small Cap Discovery Fund (b)	992,321	10,905,611
Fidelity Series Small Cap Opportunities Fund (b)	1,338,414	21,709,071
Fidelity Series Stock Selector Large Cap Value Fund (b)	5,109,244	74,186,224
Fidelity Series Value Discovery Fund (b)	4,354,792	74,162,107
TOTAL DOMESTIC EQUITY FUNDS (Cost $391,070,572)		638,479,498

International Equity Funds - 23.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,316,778	45,756,357
Fidelity Series Emerging Markets Fund (b)	2,626,767	30,838,243
Fidelity Series Emerging Markets Opportunities Fund (b)	5,023,362	123,825,866
Fidelity Series International Growth Fund (b)	4,597,055	87,849,716
Fidelity Series International Small Cap Fund (b)	1,352,762	24,200,912
Fidelity Series International Value Fund (b)	5,675,832	88,542,980
Fidelity Series Overseas Fund (b)	5,889,334	87,927,751
Fidelity Series Select International Small Cap Fund (b)	119,062	1,645,433
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $288,430,327)		490,587,258

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	2,590,000	2,584,888
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	2,270,000	2,264,005
US Treasury Bills 0% 3/19/2026 (d)	3.56	300,000	297,766
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,145,341)			5,146,659

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	2,948,446	2,949,035
Fidelity Series Government Money Market Fund (b)(f)	3.84	13,839,460	13,839,460
TOTAL MONEY MARKET FUNDS (Cost $16,788,530)			16,788,495

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,717,023,132)	2,055,525,644
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,266,947)
NET ASSETS - 100.0%	2,054,258,697

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	18	3/2026	2,611,890	4,454

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	779	3/2026	89,402,422	(507,530)
CBOT US Treasury Long Bond Contracts (United States)	134	3/2026	15,439,313	(181,027)

TOTAL INTEREST RATE CONTRACTS				(688,557)

TOTAL LONG				(684,103)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	108	3/2026	13,489,200	259,890
CME E-Mini S&P 500 Index Contracts (United States)	93	3/2026	32,050,125	6,523
ICE MSCI Emerging Markets Index Contracts (United States)	29	3/2026	2,046,530	361

TOTAL SHORT				266,774

TOTAL FUTURES CONTRACTS				(417,329)
The notional amount of long futures as a percentage of Net Assets is 5.3%.
The notional amount of short futures as a percentage of Net Assets is 2.4%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,146,659.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,676,242	32,379,005	38,106,238	129,488	60	(34)	2,949,035	2,948,446	0.0%
Total	8,676,242	32,379,005	38,106,238	129,488	60	(34)	2,949,035

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	90,913,943	16,549,342	23,021,723	11,846,435	717,439	9,011,271	94,170,272	5,885,642
Fidelity Advisor Series Growth Opportunities Fund	63,301,015	11,181,063	20,552,102	9,005,146	5,813,376	6,632,881	66,376,233	3,777,816
Fidelity Advisor Series Small Cap Fund	300,827	-	293,494	-	19,012	(26,345)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,012,677	18,268,191	482,073	309,441	267	(270,726)	18,528,336	1,882,961
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	201,329,954	24,626,704	32,332,033	8,374,226	(5,342,976)	1,288,186	189,569,835	25,009,213
Fidelity Series All-Sector Equity Fund	40,147,915	3,647,951	7,977,936	2,363,584	400,757	7,597,416	43,816,103	3,147,709
Fidelity Series Canada Fund	33,389,255	9,491,842	4,966,834	924,813	946,949	6,895,145	45,756,357	2,316,778
Fidelity Series Commodity Strategy Fund	4,076,568	10,121,699	562,506	112,285	9,322	162,166	13,807,249	142,711
Fidelity Series Emerging Markets Debt Fund	10,270,675	607,831	1,454,507	471,449	(216,263)	895,175	10,102,911	1,184,397
Fidelity Series Emerging Markets Debt Local Currency Fund	3,145,910	231,006	423,089	207,555	(16,467)	237,692	3,175,052	332,815
Fidelity Series Emerging Markets Fund	31,755,355	1,078,750	10,183,667	760,085	1,742,488	6,445,317	30,838,243	2,626,767
Fidelity Series Emerging Markets Opportunities Fund	127,100,048	4,158,607	40,677,695	3,155,373	11,213,869	22,031,037	123,825,866	5,023,362
Fidelity Series Floating Rate High Income Fund	1,792,568	119,167	265,697	102,421	(26,586)	18,472	1,637,924	186,128
Fidelity Series Government Money Market Fund	-	14,117,075	277,615	52,951	-	-	13,839,460	13,839,460
Fidelity Series High Income Fund	10,886,717	684,380	1,434,767	593,949	(33,065)	475,099	10,578,364	1,187,246
Fidelity Series International Credit Fund	1,803,123	84,616	-	84,617	-	13,444	1,901,183	224,992
Fidelity Series International Developed Markets Bond Index Fund	96,746,667	13,958,423	12,274,928	3,774,169	(717,361)	(683,459)	97,029,342	11,442,139
Fidelity Series International Growth Fund	85,205,978	12,704,937	17,043,629	6,982,134	6,146,887	835,543	87,849,716	4,597,055
Fidelity Series International Small Cap Fund	27,322,346	3,605,376	9,186,106	3,245,468	3,487,987	(1,028,691)	24,200,912	1,352,762
Fidelity Series International Value Fund	95,910,186	9,800,745	30,850,954	9,008,568	12,621,183	1,061,820	88,542,980	5,675,832
Fidelity Series Intrinsic Opportunities Fund	15,515,654	1,822,772	3,276,624	1,638,298	(100,398)	576,555	14,537,959	1,367,635
Fidelity Series Investment Grade Bond Fund	497,814,722	57,588,679	63,516,228	16,129,023	(3,344,659)	9,363,087	497,905,601	48,862,179
Fidelity Series Large Cap Stock Fund	123,233,514	14,134,462	31,444,180	12,446,410	8,944,383	13,277,692	128,145,871	4,799,471
Fidelity Series Large Cap Value Index Fund	12,147,653	1,040,682	2,037,140	418,161	544,787	598,014	12,293,996	674,383
Fidelity Series Long-Term Treasury Bond Index Fund	87,573,910	6,070,791	19,523,692	2,343,477	(6,566,728)	4,657,859	72,212,140	13,397,429
Fidelity Series Opportunistic Insights Fund	78,039,822	13,618,354	19,892,126	11,489,769	8,301,954	930,592	80,998,596	3,175,170
Fidelity Series Overseas Fund	87,897,270	8,958,569	13,228,166	7,368,177	4,207,608	92,470	87,927,751	5,889,334
Fidelity Series Real Estate Income Fund	2,011,473	110,825	265,745	94,031	1,937	24,556	1,883,046	186,256
Fidelity Series Select International Small Cap Fund	368,245	1,171,212	163,523	47,657	18,619	250,880	1,645,433	119,062
Fidelity Series Small Cap Core Fund	3,400,715	40,002	839,438	27,561	(28,384)	797,311	3,370,206	249,276
Fidelity Series Small Cap Discovery Fund	11,307,325	1,151,848	2,377,756	1,082,094	(30,396)	854,590	10,905,611	992,321
Fidelity Series Small Cap Opportunities Fund	22,224,885	1,054,124	5,935,408	975,337	2,487,656	1,877,814	21,709,071	1,338,414
Fidelity Series Stock Selector Large Cap Value Fund	71,832,867	10,345,141	12,950,871	5,407,899	527,523	4,431,564	74,186,224	5,109,244
Fidelity Series Value Discovery Fund	74,262,658	7,656,937	13,982,441	4,120,272	2,650,974	3,573,979	74,162,107	4,354,792
	2,014,042,440	279,802,103	403,694,693	124,962,835	54,381,694	102,898,406	2,047,429,950

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.